Prepaid Expenses and Other Assets - Receivables, Prepayments and Other Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Assets [Line Items]
Security deposits	¥ 1,654,989	¥ 953,856